Provision For Tax, Civil And Labor Risks	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Provision For Tax, Civil And Labor Risks
20.	PROVISION FOR TAX, CIVIL AND LABOR RISKS
The Group is party to tax, labor and civil lawsuits. Management believes, based on the opinion of its legal counsel, that the provision for tax, civil and labor risks are sufficient to cover potential losses. This provision is broken down as follows:

	2019	2018
Tax	127,842	163,852
Civil	30,653	32,300
Labor	61,571	65,655
Total	220,066	261,807

Judicial deposits (note 12)	(60,272)	(87,180)

Current	18,650	20,389
Noncurrent	201,416	241,418

a)	Tax Risk
As of December 31, 2019, the Company is party to approximately 493 tax lawsuits (448 as of December 31, 2018). The balance deposited with the courts amounts to R$ 319,818 (R$ 313,777 as of December 31, 2018). Provisions are reviewed periodically based on the evolution of the lawsuits in order to reflect the best current estimate.
The following table presents the changes in balances in year ended December 31, 2019 and 2018:

	Provisions	Deposits
Balance on December, 31,2017	196,006	(24,943)
Additions	81,435	(34,209)
Reversals	(47,076)	3,681
Payments	(16,659)	-
Offset	(29,741)	-
Transfer of tax liabilities	(20,056)	(20,268)
Inflation adjustment	(824)	(1,454)
Translation effects (other comprehensive income)	767	-
Balance on December 31, 2018	163,852	(77,193)
Additions	14,497	(5,317)
Reversals	(54,168)	30,957
Payments	(1,150)	-
Inflation adjustment	4,440	(2,506)
Translation effects (other comprehensive income)	371	-
Balance on December 31, 2019	127,842	(54,059)

b)	Civil Risk
As of December 31, 2019, the Company is party to approximately 2,600 civil lawsuits (3,250 as of December 31, 2018), of which 2,387 were filed by Natura’s Consultants and consumers, most of which claiming compensation for damages. The balance deposited with the courts for the tax assessments notices above amounts to R$ 426 (R$649 as of December 31, 2018). Provisions are reviewed periodically based on the evolution of the lawsuits and the history of losses on civil claims in order to reflect the best current estimate.
The following table presents the changes in balances in year ended December 31, 2019 and 2018:

	Provisions	Deposits
Balance on December 31, 2017	27.153	(988)
Additions	51.954	(276)
Reversals	(39,071)	640
Payments	(9,709)	-
Inflation adjustment	397	(25)
Translation effects (other comprehensive income)	1.576	-
Balance on December 31, 2018	32,300	(649)
Additions	14,072	(357)
Reversals	(4,766)	579
Payments	(11,418)	-
Inflation adjustment	309	1
Translation effects (other comprehensive income)	156	-
Balance on December 31, 2019	30,653	(426)

c)	Labor risks
As of December 31, 2019, the Company is party to approximately 1,500 labor lawsuits filed by former employees and service providers (approximately 1,850 as of December 31, 2018), claiming the payment of severance amounts, possible occupational disease, salary premiums, overtime and other amounts due, as a result of joint liability, and discussion about the recognition of possible employment relationship. The provision is periodically reviewed based on the progress of lawsuits and history of losses on labor claims to reflect the best current estimate
The following table presents the changes in balances in year ended December 31, 2019 and 2018:

	Provisions	Deposits
Balance on December 31, 2017	58,887	(7,925)
Additions	44,172	(7,002)
Reversals	(31,300)	5,862
Payments	(10,096)	-
Inflation adjustment	4,773	(273)
Translation effects (other comprehensive income)	(781)	-
Balance on December 31, 2018	65,655	(9,338)

	Provisions	Deposits
Additions	45,983	(2,411)
Reversals	(40,127)	6,282
Payments	(14,611)	-
Inflation adjustment	5,009	(320)
Translation effects (other comprehensive income)	(338)	-
Balance on December 31, 2019	61,571	(5,787)

d)	Contingent liabilities—possible losses
The Company is party to tax, civil and labor proceedings for which no provision has been set up because they involve possible risk of loss as assessed by management and its legal advisors.
As of December 31, 2019, contingent liabilities with possible risk of loss comprise 544 cases (498 at December 31, 2018), the amounts of which are presented below:

	2019	2018
Tax	3,503,392	3,265,543
Civil	61,532	63,910
Labor	77,295	115,240
Total contingent liabilities	3,642,219	3,444,693

Judicial deposits (note 12)	(136,258)	(100,754)

The main tax cases are the following:

i)
The Company is party to administrative and judicial proceedings questioning lawfulness of amendments to state legislation related to
ICMS-ST
collection. On December 31, 2019, the amount being disputed was R$406,002 (R$321,772 on December 31, 2018) and R$114,819 was deposited with the courts (R$80,816 on December 31, 2018).

ii)
Notices served by the Brazilian IRS claiming IPI debts arising from the tariff classification adopted by the subsidiary Indústria e Comércio de Cosméticos Natura Ltda. for certain products. A decision is expected at the administrative level. The total amount under dispute on December 31, 2019 is R$218,204 (R$209,714 as of December 31, 2018).

iii)
Tax assessment issued by the São Paulo State Finance Department against the business unit branch of subsidiary Indústria e Comércio de Cosméticos Natura Ltda., seeking collection of State VAT (ICMS) under the tax substitution (ST), which was fully collected by the recipient of the goods, his distributor establishment, Natura Cosméticos S.A. It is awaiting a decision. The total amount in dispute as of December 31, 2019 is R$521,903 (R$506,258 as of December 31, 2018).

iv)
The Company and its subsidiary, Indústria e Comércio de Cosméticos Natura Ltda, in the operations in which it operates exclusively as a distributor, discuss judicially the condition brought by Decree No. 8.393/2015, which equated the industrial, for the purposes of incidence of the Tax on Industrialized Products - IPI, the interdependent wholesale establishments that sell products provided for in the said legal provision. The total amount under discussion on December 31, 2019 is R$ 389,017 (R$ 309,611 on December 31,2018). Infringement notice related to IRPJ and CSLL, transcript on September 30, 2009 and August 30, 2013, which are intended to question the tax deductibility of the amortization of goodwill resulting from the incorporation of shares of Natura Empreendimentos by Natura Participações S.A, and subsequent incorporation of both companies by Natura Cosméticos S.A. The Company is judicially discussing the legality of decisions that inferred injunction the embargoes of declarations submitted to discuss points crucial of the judgments which, by a majority of votes, denied provision to special appeals, maintaining the tax requirement. The total amount under discussion on 31 December 2019, which the Company considers as not probable of disbursement, is R$ 1,854,369. Of this amount, R$ 1,379,189 is classified as possible loss, and R$ 475,180 as remote loss, (R$ 1,336,927 as of December 31, 2018 with possibility of loss and R$ 459,686 with a remote probability of loss).

v)
The Company seeks to legally ensure the right to fruition of tax incentives related to research activities and development of technological innovation, without observance of the restrictions imposed by the regulation of the matter, in 2011, in apparent contrary to the law that disciplines the benefit. The amount under discussion on December 31, 2019 is R$ 170,320.

e)	Contingent assets
The Company has outstanding lawsuits whose expectation of gain is probable according to the assessment of their legal advisors, but they are not registered in its Financial Statements until a favorable outcome is practically certain.
The Company and its subsidiary Indústria e Comércio de Cosméticos Natura Ltda. claim the refund of the PIS and COFINS installments collected with the inclusion of ICMS in its calculation bases from March 2004 to March 2007. The amounts adjusted for inflation involved in reclamation claims not registered as of December 31, 2019, totaled R$ 26,933 (R$ 93,321 on December 31, 2018).
The Company, based on the opinion of their legal advisors, observes IAS 37 and CIRCULAR/CVM/SNC/SEP/nº 01/2019.